Stockholders’ (Deficit) Equity - Schedule of Activities for the Company’s RSUs (Details) - RSUs [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Activities for the Company’s RSUs [Line Items]
Number of RSUs,Outstanding, beginning of period/year	634,072	2,420,625
Weighted Average Grant Price, Outstanding, beginning of period/year	$ 2.47	$ 2.47
Number of RSUs, Vested		(167,770)
Weighted Average Grant Price, Vested		$ 2.47
Number of RSUs, Forfeited	(142,275)	(1,618,783)
Weighted Average Grant Price, Forfeited	$ (2.47)	$ (2.47)
Number of RSUs, Outstanding, end of period/year	491,797	634,072
Weighted Average Grant Price,Outstanding, end of period/year	$ 2.47	$ 2.47